Marketable Securities and Warrants (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 17, 2020 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 shares
Warrants [Member] | Wallbridge Mining Company Ltd. [Member] | Risk Free Rate [Member]
Statement Line Items [Line Items]
Warrant measurement input		0.4		0.4
Warrants [Member] | Wallbridge Mining Company Ltd. [Member] | Volatility [Member]
Statement Line Items [Line Items]
Warrant measurement input		117		117
Warrants [Member] | Canadian Dollars [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Warrant strike price | $ / shares		$ 1.02		$ 1.02
Option Agreement [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Initial consideration of marketable securities						500,000
Amended Agreement [Member] | Warrants [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Unrealized loss on revaluation | $		$ 276	$ 24	$ 1,407	$ 62
Amended Agreement [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Additional number of shares received	3,000,000
Warrant term	5 years
Amended Agreement [Member] | Wallbridge Mining Company Ltd. [Member] | Warrants [Member]
Statement Line Items [Line Items]
Warrant shares	500,000
Amended Agreement [Member] | Wallbridge Mining Company Ltd. [Member] | Warrants [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Warrant strike price | $ / shares	$ 1.00